Note 10 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
10.	PROPERTY AND EQUIPMENT, NET

(In Thousands)

	December 31
	2011	2010
Cost
Land	$2,510	$2,510
Buildings	8,055	8,055
Equipment	32,507	30,793
Furniture and fixtures	1,080	1,221
Leasehold improvements	2,766	2,639
Transportation equipment	671	581
Prepayment for property and equipment	9,978	10,204
	57,567	56,003
Accumulated depreciation
Buildings	1,215	1,035
Equipment	24,318	21,748
Furniture and fixtures	874	990
Leasehold improvements	2,321	2,032
Transportation equipment	509	459
	29,237	26,264
	$28,330	$29,739

Depreciation expense recognized during the years ended December 31, 2011, 2010, and 2009 was approximately $3,520,000, $3,731,000, and $4,442,000, respectively.

An impairment charge of $340,000 was incurred as a result of impairment analysis on the Network Security Group’s property and equipment for the year ended December 31, 2010.  Please see discussions in Note 3.

In August 2009, the Company sold its land, located in Hsin-Chu, Taiwan, to a developer in exchange for a portion of the real estate after it is developed, which portion will include a portion of an office building and a portion of a parking lot, valued at approximately $8,918,000.  The Company consummated this transaction to acquire office building space and parking lot space for the purpose of future operations and business growth.  The Company deferred the transaction gain of $129,000 as the building was still under the construction stage as of December 31, 2011.